S-K 1604(c) De-SPAC Dilution	6 Months Ended
	Jun. 30, 2026 USD ($) shares
No Redemption [Member] | Launch Two shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 46,779,290
No Redemption [Member] | Launch Two public stockholders’ shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	4,677,929
No Redemption [Member] | NuCube shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 447,139,160
No Redemption [Member] | NuCube stockholders’ shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	44,713,916
No Redemption [Member] | Transaction Financing shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 25,000,000
No Redemption [Member] | Transaction Financing shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	2,500,000
No Redemption [Member] | Sponsor and HCG shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 52,500,000
No Redemption [Member] | Sponsor and HCG shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	5,250,000	[1]
No Redemption [Member] | Launch Two other shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 5,000,000
No Redemption [Member] | Launch Two other shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	500,000	[2]
No Redemption [Member] | Total valuation based on offering price of the securities in Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 576,418,450
No Redemption [Member] | Total shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	57,641,845	[3]
Redemption at 25 Percent of Maximum [Member] | Launch Two shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 44,718,810
Redemption at 25 Percent of Maximum [Member] | Launch Two public stockholders’ shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	4,471,881
Redemption at 25 Percent of Maximum [Member] | NuCube shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 447,139,160
Redemption at 25 Percent of Maximum [Member] | NuCube stockholders’ shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	44,713,916
Redemption at 25 Percent of Maximum [Member] | Transaction Financing shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 25,000,000
Redemption at 25 Percent of Maximum [Member] | Transaction Financing shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	2,500,000
Redemption at 25 Percent of Maximum [Member] | Sponsor and HCG shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 52,500,000
Redemption at 25 Percent of Maximum [Member] | Sponsor and HCG shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	5,250,000	[1]
Redemption at 25 Percent of Maximum [Member] | Launch Two other shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 5,000,000
Redemption at 25 Percent of Maximum [Member] | Launch Two other shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	500,000	[2]
Redemption at 25 Percent of Maximum [Member] | Total valuation based on offering price of the securities in Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 574,357,970
Redemption at 25 Percent of Maximum [Member] | Total shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	57,435,797	[3]
Redemption at 50 Percent of Maximum [Member] | Launch Two shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 42,658,330
Redemption at 50 Percent of Maximum [Member] | Launch Two public stockholders’ shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	4,265,833
Redemption at 50 Percent of Maximum [Member] | NuCube shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 447,139,160
Redemption at 50 Percent of Maximum [Member] | NuCube stockholders’ shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	44,713,916
Redemption at 50 Percent of Maximum [Member] | Transaction Financing shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 25,000,000
Redemption at 50 Percent of Maximum [Member] | Transaction Financing shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	2,500,000
Redemption at 50 Percent of Maximum [Member] | Sponsor and HCG shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 52,500,000
Redemption at 50 Percent of Maximum [Member] | Sponsor and HCG shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	5,250,000	[1]
Redemption at 50 Percent of Maximum [Member] | Launch Two other shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 5,000,000
Redemption at 50 Percent of Maximum [Member] | Launch Two other shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	500,000	[2]
Redemption at 50 Percent of Maximum [Member] | Total valuation based on offering price of the securities in Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 572,297,490
Redemption at 50 Percent of Maximum [Member] | Total shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	57,229,749	[3]
Redemption at 75 Percent of Maximum [Member] | Launch Two shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 40,597,850
Redemption at 75 Percent of Maximum [Member] | Launch Two public stockholders’ shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	4,059,785
Redemption at 75 Percent of Maximum [Member] | NuCube shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 447,139,160
Redemption at 75 Percent of Maximum [Member] | NuCube stockholders’ shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	44,713,916
Redemption at 75 Percent of Maximum [Member] | Transaction Financing shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 25,000,000
Redemption at 75 Percent of Maximum [Member] | Transaction Financing shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	2,500,000
Redemption at 75 Percent of Maximum [Member] | Sponsor and HCG shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 52,500,000
Redemption at 75 Percent of Maximum [Member] | Sponsor and HCG shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	5,250,000	[1]
Redemption at 75 Percent of Maximum [Member] | Launch Two other shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 5,000,000
Redemption at 75 Percent of Maximum [Member] | Launch Two other shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	500,000	[2]
Redemption at 75 Percent of Maximum [Member] | Total valuation based on offering price of the securities in Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 570,237,010
Redemption at 75 Percent of Maximum [Member] | Total shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	57,023,701	[3]
Redemption at 100 Percent of Maximum [Member] | Launch Two shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 38,537,370
Redemption at 100 Percent of Maximum [Member] | Launch Two public stockholders’ shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	3,853,737
Redemption at 100 Percent of Maximum [Member] | NuCube shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 447,139,160
Redemption at 100 Percent of Maximum [Member] | NuCube stockholders’ shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	44,713,916
Redemption at 100 Percent of Maximum [Member] | Transaction Financing shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 25,000,000
Redemption at 100 Percent of Maximum [Member] | Transaction Financing shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	2,500,000
Redemption at 100 Percent of Maximum [Member] | Sponsor and HCG shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 52,500,000
Redemption at 100 Percent of Maximum [Member] | Sponsor and HCG shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	5,250,000	[1]
Redemption at 100 Percent of Maximum [Member] | Launch Two other shares valuation based on offering price of the securities in the Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 5,000,000
Redemption at 100 Percent of Maximum [Member] | Launch Two other shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	500,000	[2]
Redemption at 100 Percent of Maximum [Member] | Total valuation based on offering price of the securities in Launch Two IPO of $10.00 per share [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 568,176,530
Redemption at 100 Percent of Maximum [Member] | Total shares outstanding post Business Combination [Member]
De-SPAC, Net Tangible Book Value [Line Items]
De-SPAC, Number of Shares Used, Adjustment | shares	56,817,653	[3]

[1]	The number of shares presented assumes that the Launch Two transaction expenses do not exceed $5,000,000 and no founder shares are forfeited. Includes up to 1,536,366 Founder Shares to be transferred to the NRA Investors upon the Closing, depending on how many months of the October 2026 Extension are utilized.
[2]	Includes 350,000 Founder Shares to be transferred to SCA and 150,000 Founder Shares to be transferred to SRX upon the Closing.
[3]	Excludes the dilutive effect of 36,701,568 shares representing 11,500,000 outstanding Launch Two Public Warrants, 7,075,000 outstanding Launch Two Private Placement Warrants, 2,701,686 outstanding NuCube Warrants, 2,849,882 NuCube options and 12,575,000 Earnout Shares.